Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES
The advance type, balances, and interest rate ranges for the dates indicated are as follows:

	December 31, 2014
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$60,000	0.30% to 3.22%	1.04%	January 2015 through April 2019
Variable rate	9,919	0.43%	0.43%	January 2015
LIBOR adjustable	15,000	0.47% to 0.50%	0.49%	September 2015 through July 2016
Total advances	$84,919

	December 31, 2013
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$45,000	0.32% to 3.22%	1.02%	May 2014 through January 2018
Variable rate	26,777	0.50%	0.50%	January 2014 through June 2014
LIBOR adjustable	15,000	0.46% to 0.49%	0.48%	September 2015 through July 2016
Total advances	$86,777

The Bank was authorized to borrow up to $85.9 million from the FHLB at December 31, 2014 and up to $87.0 million at December 31, 2013. At December 31, 2014 and 2013, the Bank had indebtedness to the FHLB totaling $84.9 million and $86.8 million, respectively. The FHLB advances held by the Bank consisted of three different types as of December 31, 2014 and 2013, respectively. Fixed rate bullet advances carry a fixed interest rate throughout the life of the advance and are subject to a prepayment penalty if the advances are repaid prior to maturity. Variable rate advances carry a variable rate throughout the life of the advance. All of the variable rate advances held by the Bank at December 31, 2014 were short-term advances and may be prepaid at any time. London Interbank Offered Rate (“LIBOR”) adjustable advances carry adjustable interest rates which reset quarterly based on the 3-Month LIBOR in effect on the reset date plus a spread. These advances may be called by the FHLB on a quarterly basis.
The required payments for FHLB advances over the next five years are as follows at December 31, 2014:

(Dollars in thousands)
2015	$49,919
2016	10,000
2017	10,000
2018	10,000
2019	5,000

At December 31, 2014 and 2013, in addition to FHLB stock, the Bank pledged mortgage, home equity, and commercial real estate loans totaling $103.6 million and $80.5 million, respectively, to the FHLB to secure its outstanding advances. At December 31, 2014 and 2013, the Bank also pledged U.S. government sponsored agency securities totaling $35.1 million and $51.0 million, respectively, to the FHLB to secure its outstanding advances.